Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,338,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,703.88
Total Offset Amount	0.00
Net Fee	1,703.88
Narrative - Max Aggregate Offering Price	$ 12,338,000.00
Final Prospectus	true